Global Macro Portfolio

July 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 0.7%

Security	Principal Amount	Value
CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600,000	$3,684,122
Pnmac Gmsr Issuer Trust:
Series 2018-GT1, Class A, 2.939%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000,000	9,051,822
Series 2018-GT2, Class A, 2.739%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064,000	8,062,110

Total Asset-Backed Securities (identified cost $20,662,899)		$20,798,054

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$6,420	$6,624
Series 1548, Class Z, 7.00%, 7/15/23	13,022	13,679
Series 1650, Class K, 6.50%, 1/15/24	95,997	101,533
Series 1817, Class Z, 6.50%, 2/15/26	21,138	23,012
Series 1927, Class ZA, 6.50%, 1/15/27	81,717	89,708
Series 2344, Class ZD, 6.50%, 8/15/31	264,047	305,295
Series 2458, Class ZB, 7.00%, 6/15/32	508,426	600,280
Interest Only:(3)
Series 4791, Class JI, 4.00%, 5/15/48	7,641,955	796,886

		$1,937,017

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$2,187	$2,194
Series G92-60, Class Z, 7.00%, 10/25/22	21,414	21,824
Series G93-1, Class K, 6.675%, 1/25/23	30,956	31,752
Series G94-7, Class PJ, 7.50%, 5/17/24	81,803	86,746
Series 1992-180, Class F, 1.239%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	36,752	36,902
Series 1993-16, Class Z, 7.50%, 2/25/23	38,330	39,881
Series 1993-79, Class PL, 7.00%, 6/25/23	23,151	24,291
Series 1993-104, Class ZB, 6.50%, 7/25/23	11,410	11,961
Series 1993-121, Class Z, 7.00%, 7/25/23	177,835	186,642
Series 1993-141, Class Z, 7.00%, 8/25/23	40,429	42,549
Series 1994-42, Class ZQ, 7.00%, 4/25/24	323,906	345,819
Series 1994-79, Class Z, 7.00%, 4/25/24	51,964	55,057
Series 1994-89, Class ZQ, 8.00%, 7/25/24	66,035	71,851
Series 1996-35, Class Z, 7.00%, 7/25/26	22,076	24,249
Series 1998-16, Class H, 7.00%, 4/18/28	103,851	117,799
Series 1998-44, Class ZA, 6.50%, 7/20/28	173,652	195,945
Series 1999-25, Class Z, 6.00%, 6/25/29	186,505	209,460
Series 2000-2, Class ZE, 7.50%, 2/25/30	42,849	49,041
Series 2000-49, Class A, 8.00%, 3/18/27	123,529	136,482

Security	Principal Amount	Value
Series 2001-31, Class ZA, 6.00%, 7/25/31	$1,447,482	$1,627,352
Series 2001-74, Class QE, 6.00%, 12/25/31	392,954	447,176
Series 2009-48, Class WA, 5.839%, 7/25/39(4)	1,993,439	2,228,469
Series 2011-38, Class SA, 13.232%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	1,671,552	2,582,793
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	9,131,191	984,462
Series 2018-21, Class IO, 3.00%, 4/25/48	7,738,519	681,869
Series 2018-58, Class BI, 4.00%, 8/25/48	1,242,439	142,216

		$10,384,782

Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	$17,756	$18,617

		$18,617

Total Collateralized Mortgage Obligations (identified cost $24,674,343)		$12,340,416

U.S. Government Agency Mortgage-Backed Securities — 2.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.473%, (1 yr. CMT + 2.31%), with maturity at 2036(6)	$691,050	$725,553
2.792%, (COF + 1.25%), with maturity at 2035(6)	800,666	823,468
2.836%, (COF + 2.39%), with maturity at 2023(6)	6,550	6,599
4.016%, (COF + 1.25%), with maturity at 2029(6)	8,056	8,546
4.381%, (COF + 1.25%), with maturity at 2030(6)	174,229	185,888
4.50%, with maturity at 2035	155,577	170,942
6.00%, with various maturities to 2035	4,147,378	4,789,418
6.50%, with various maturities to 2032	4,624,338	5,326,884
6.60%, with maturity at 2030	466,956	535,277
7.00%, with various maturities to 2036	6,262,146	7,184,945
7.31%, with maturity at 2026	11,403	12,292
7.50%, with various maturities to 2035	2,517,111	2,822,914
7.95%, with maturity at 2022	7,178	7,379
8.00%, with various maturities to 2030	559,788	601,006
8.50%, with maturity at 2025	14,577	16,270
9.00%, with various maturities to 2027	34,245	37,115
9.50%, with maturity at 2027	26,927	30,141

		$23,284,637

Federal National Mortgage Association:
1.533%, (COF + 1.25%), with maturity at 2027(6)	$54,744	$55,293
1.593%, (COF + 1.25%), with various maturities to 2033(6)	1,042,721	1,054,598
1.706%, (COF + 1.40%), with maturity at 2025(6)	204,498	206,057
1.906%, (COF + 1.60%), with maturity at 2024(6)	78,438	79,078
2.275%, (1 yr. CMT + 2.15%), with maturity at 2028(6)	79,484	81,685
3.274%, (COF + 1.25%), with maturity at 2034(6)	325,004	340,145
3.357%, (COF + 1.25%), with maturity at 2035(6)	852,956	879,665
3.937%, (COF + 1.78%), with maturity at 2035(6)	1,418,645	1,504,979
6.00%, with various maturities to 2035	13,708,570	15,963,963
6.329%, (COF + 2.00%, Floor 6.329%), with maturity at 2032(6)	352,069	392,152
6.50%, with various maturities to 2038	5,467,857	6,215,853

Security	Principal Amount	Value
7.00%, with various maturities to 2035	$9,071,012	$10,510,576
7.50%, with various maturities to 2027	31,056	32,733
7.725%, (1 yr. CMT + 2.15%), with maturity at 2025(6)	10,875	11,543
8.00%, with maturity at 2026	2,751	2,836
8.50%, with various maturities to 2037	1,101,698	1,287,079
9.00%, with various maturities to 2032	114,748	127,562
9.285%, with maturity at 2028	66	67
9.50%, with various maturities to 2031	34,620	37,869
9.535%, with maturity at 2027	951	1,032
10.50%, with maturity at 2029	22,439	26,334
11.50%, with maturity at 2031	94,610	113,472

		$38,924,571

Government National Mortgage Association:
2.125%, (1 yr. CMT + 1.50%), with maturity at 2024(6)	$79,101	$80,399
6.50%, with various maturities to 2032	227,567	257,207
7.00%, with various maturities to 2031	417,053	469,802
7.50%, with various maturities to 2028	55,791	61,120
8.00%, with various maturities to 2023	19,929	20,794
9.00%, with maturity at 2025	6,319	6,713

		$896,035

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $59,860,904)		$63,105,243

U.S. Government Guaranteed Small Business Administration Loans(7)(8) — 0.7%

Security	Principal Amount (000’s omitted)	Value
1.11%, 9/15/42	$1,625	$66,229
1.41%, 9/15/42	1,090	57,643
1.66%, 8/15/42 to 4/15/43	7,057	429,902
1.91%, 8/15/42 to 2/15/43	12,056	851,799
1.93%, 3/15/41 to 5/15/42	2,061	150,988
1.96%, 9/15/42	2,841	193,904
2.11%, 8/15/42 to 9/15/42	5,912	463,359
2.16%, 2/15/42 to 4/15/43	14,414	1,172,117
2.21%, 9/15/42	2,577	205,000
2.28%, 3/15/43	2,716	266,728
2.36%, 9/15/42	1,914	169,378
2.38%, 2/15/41	642	52,122
2.39%, 7/15/39	976	75,509
2.41%, 7/15/42 to 4/15/43	21,246	2,000,508
2.46%, 3/15/28 to 4/15/43	5,520	470,371
2.53%, 6/15/36	822	63,996
2.61%, 9/15/42	2,838	288,145
2.66%, 4/15/43	7,564	799,396
2.71%, 7/15/27 to 9/15/42	9,073	850,511
2.73%, 10/4/23 to 8/25/42(9)	13,163	1,188,315

Security	Principal Amount (000’s omitted)		Value
2.91%, 10/15/42 to 4/15/43		$15,059	$1,764,434
2.93%, 4/15/42		925	118,192
2.96%, 7/15/27 to 2/15/43		7,240	612,361
3.16%, 9/15/42 to 4/15/43		6,237	843,486
3.21%, 6/15/27 to 3/15/43		7,456	861,410
3.36%, 12/28/26 to 8/17/42(9)		29,506	2,488,527
3.41%, 3/15/43 to 4/15/43		7,554	1,007,565
3.46%, 3/15/27 to 9/15/42		4,493	533,390
3.66%, 1/15/43 to 6/15/43		8,486	1,316,780
3.69%, 3/15/43		1,313	231,829
3.71%, 3/15/28 to 10/15/42		9,367	990,126
3.78%, 5/15/27 to 9/15/42		3,946	532,525

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $22,660,604)			$21,116,545

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.1%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$3,361,042

Total Bermuda			$3,361,042

Total Convertible Bonds (identified cost $3,339,237)			$3,361,042

Foreign Corporate Bonds — 4.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.3%
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(10)	USD	914	$866,664
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(11)	USD	9,379	7,946,778
4.00% to 1/1/23, 2/12/26(10)(11)	USD	43	36,819
6.95%, 7/21/27(10)	USD	992	695,789
8.50%, 7/28/25(10)	USD	528	412,505

Total Argentina			$9,958,555

Armenia — 0.3%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	8,832	$8,799,101

Total Armenia			$8,799,101

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(10)	USD	2,019	$2,150,397

Total Belarus			$2,150,397

Brazil — 0.7%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(10)	USD	2,110	$2,207,514
Braskem Netherlands Finance BV, 5.875%, 1/31/50(10)	USD	3,204	3,594,487

Security	Principal Amount (000’s omitted)		Value
Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	1,157	$1,193,009
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	3,906,153
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(10)	USD	2,368	2,326,282
Oi Movel S.A., 8.75%, 7/30/26(10)	USD	888	919,080
Vale S.A., 2.762%(12)(13)	BRL	42,422	5,307,495

Total Brazil			$19,454,020

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(10)	EUR	4,582	$5,275,287

Total Bulgaria			$5,275,287

China — 0.1%
Times China Holdings, Ltd., 5.55%, 6/4/24(10)	USD	2,995	$2,856,117

Total China			$2,856,117

Georgia — 0.3%
Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$6,880,335
Silknet JSC, 11.00%, 4/2/24(10)	USD	2,470	2,712,134

Total Georgia			$9,592,469

Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	2,945	$3,070,163

Total Honduras			$3,070,163

Iceland — 0.7%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$8,717,980
Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	7,479,220
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	4,753,325
WOW Air HF:
0.00%(12)(14)(15)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(14)(15)	EUR	3,600	0

Total Iceland			$20,950,525

India — 0.5%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(10)	USD	15,006	$14,557,234
Reliance Communications, Ltd., 6.50%, 11/6/20(10)(14)	USD	1,800	148,500

Total India			$14,705,734

Indonesia — 0.2%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(16)	USD	1,675	$1,356,750
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(10)(16)	USD	5,025	3,668,250

Total Indonesia			$5,025,000

Mexico — 0.2%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(14)	USD	3,890	$457,075
10.00%, 12/19/22(10)(14)	USD	1,849	196,475
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(10)	USD	781	705,090
Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	3,312,758

Total Mexico			$4,671,398

Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$6,096,062

Total Moldova			$6,096,062

Security	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(10)	USD	3,306	$3,445,447

Total Nigeria			$3,445,447

Paraguay — 0.1%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$4,621,381

Total Paraguay			$4,621,381

Peru — 0.0%(17)
PetroTal Corp., 12.00%, 2/16/24(1)(10)	USD	900	$940,500

Total Peru			$940,500

South Africa — 0.2%
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(10)	USD	4,600	$4,663,245

Total South Africa			$4,663,245

Turkey — 0.1%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,390	$4,621,586

Total Turkey			$4,621,586

United Arab Emirates — 0.1%
NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(10)(12)(18)	USD	1,765	$1,771,298

Total United Arab Emirates			$1,771,298

Uzbekistan — 0.4%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(10)	UZS	143,000,000	$13,383,786

Total Uzbekistan			$13,383,786

Total Foreign Corporate Bonds (identified cost $149,952,843)			$146,052,071

Loan Participation Notes — 1.8%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(10)(15)(19)	UZS	293,470,000	$28,365,065
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(10)(15)(19)	UZS	248,781,000	23,901,227

Total Uzbekistan			$52,266,292

Total Loan Participation Notes (identified cost $54,186,949)			$52,266,292

Senior Floating-Rate Loans — 0.0%(17)

Borrower/Description	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(17)
Desarrolladora Energética S.A., Term Loan, 9.50%, 7/18/20(14)(15)(20)		$1,825	$603,245

Total Argentina			$603,245

Total Senior Floating-Rate Loans (identified cost $1,460,995)			$603,245

Sovereign Government Bonds — 45.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.5%
Provincia de Buenos Aires/Government Bonds:
4.00%, 5/15/35(10)(14)	USD	1,079	$438,244
6.50%, 2/15/23(10)(14)	USD	2,434	1,174,429
7.875%, 6/15/27(10)(14)	USD	6,499	3,152,015
9.125%, 3/16/24(10)(14)	USD	3,839	1,881,110
9.625%, 4/18/28(10)(14)	USD	470	236,175
9.95%, 6/9/21(10)(14)	USD	2,712	1,359,390
Republic of Argentina, 2.50% to 7/9/22, 7/9/41(11)	USD	19,901	7,473,986

Total Argentina			$15,715,349

Bahrain — 0.6%
Kingdom of Bahrain:
5.45%, 9/16/32(10)	USD	10,100	$9,915,827
6.00%, 9/19/44(10)	USD	4,528	4,255,097
7.50%, 9/20/47(10)	USD	2,040	2,169,985

Total Bahrain			$16,340,909

Barbados — 1.0%
Government of Barbados, 6.50%, 10/1/29(10)	USD	28,151	$28,432,207

Total Barbados			$28,432,207

Belarus — 0.5%
Republic of Belarus:
5.875%, 2/24/26(10)	USD	7,310	$6,825,749
6.875%, 2/28/23(10)	USD	6,700	6,740,736

Total Belarus			$13,566,485

Benin — 0.7%
Benin Government International Bond, 6.875%, 1/19/52(10)	EUR	16,930	$20,706,968

Total Benin			$20,706,968

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(21)	CRC	1,709,648	$2,689,482

Total Costa Rica			$2,689,482

Croatia — 1.1%
Croatia Government International Bond, 1.75%, 3/4/41(10)	EUR	26,466	$32,590,842

Total Croatia			$32,590,842

Security	Principal Amount (000’s omitted)		Value
Ecuador — 0.0%(17)
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(10)(11)	USD	2,839	$1,476,152

Total Ecuador			$1,476,152

Egypt — 6.8%
Arab Republic of Egypt:
6.375%, 4/11/31(10)	EUR	29,766	$36,242,436
8.15%, 11/20/59(10)	USD	22,055	21,830,260
8.70%, 3/1/49(10)	USD	19,232	20,153,790
Egypt Government Bond:
14.06%, 1/12/26	EGP	391,915	24,722,680
14.483%, 4/6/26	EGP	1,126,707	71,854,479
14.556%, 10/13/27	EGP	292,422	18,680,552
14.563%, 7/6/26	EGP	98,940	6,245,536

Total Egypt			$199,729,733

El Salvador — 0.3%
Republic of El Salvador, 7.75%, 1/24/23(10)	USD	7,651	$7,431,416

Total El Salvador			$7,431,416

Georgia — 0.7%
Georgia Treasury Bond:
7.00%, 5/30/24	GEL	25,057	$7,660,513
7.375%, 9/27/23	GEL	5,820	1,811,966
8.125%, 1/25/23	GEL	2,922	938,370
8.25%, 11/6/22	GEL	6,695	2,139,281
9.375%, 4/9/22	GEL	24,353	7,892,911

Total Georgia			$20,443,041

Iceland — 1.8%
Republic of Iceland:
5.00%, 11/15/28	ISK	923,062	$8,285,179
6.50%, 1/24/31	ISK	4,610,985	46,301,744

Total Iceland			$54,586,923

India — 0.2%
Export-Import Bank of India:
2.25%, 1/13/31(10)	USD	2,400	$2,258,327
3.25%, 1/15/30(10)	USD	2,980	3,060,638

Total India			$5,318,965

Indonesia — 2.9%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	324,086,000	$22,776,215
7.00%, 9/15/30	IDR	328,345,000	23,895,116
7.50%, 6/15/35	IDR	540,000,000	39,298,185
7.50%, 4/15/40	IDR	8,910,000	645,894

Total Indonesia			$86,615,410

Ivory Coast — 1.0%
Ivory Coast Government International Bond:
4.875%, 1/30/32(10)	EUR	3,666	$4,404,303
5.25%, 3/22/30(10)	EUR	10,453	13,132,127

Security	Principal Amount (000’s omitted)		Value
6.625%, 3/22/48(10)	EUR	7,781	$9,836,973
6.875%, 10/17/40(10)	EUR	1,048	1,376,569

Total Ivory Coast			$28,749,972

Lebanon — 0.3%
Lebanese Republic:
6.25%, 11/4/24(10)(14)	USD	7,663	$958,879
6.25%, 6/12/25(10)(14)	USD	2,947	372,295
6.40%, 5/26/23(14)	USD	7,625	953,316
6.65%, 4/22/24(10)(14)	USD	14,836	1,861,918
6.65%, 11/3/28(10)(14)	USD	3,522	445,001
6.65%, 2/26/30(10)(14)	USD	453	56,852
6.75%, 11/29/27(10)(14)	USD	194	24,585
6.85%, 3/23/27(10)(14)	USD	7,024	884,195
6.85%, 5/25/29(14)	USD	9,973	1,247,024
7.00%, 12/3/24(14)	USD	3,446	428,734
7.00%, 3/20/28(10)(14)	USD	5,989	772,521
7.05%, 11/2/35(10)(14)	USD	1,463	184,382
7.15%, 11/20/31(10)(14)	USD	4,621	584,533
8.20%, 5/17/33(14)	USD	1,595	201,217
8.25%, 4/12/21(10)(14)	USD	1,000	125,000
8.25%, 5/17/34(14)	USD	1,326	167,394

Total Lebanon			$9,267,846

Malaysia — 1.5%
Malaysia Government Bond:
3.726%, 3/31/26	MYR	80,580	$20,031,893
3.955%, 9/15/25	MYR	99,820	24,963,499

Total Malaysia			$44,995,392

New Zealand — 0.5%
New Zealand Government Bond, 3.00%, 9/20/30(10)(21)	NZD	15,703	$14,262,590

Total New Zealand			$14,262,590

Pakistan — 0.4%
Islamic Republic of Pakistan:
7.375%, 4/8/31(10)	USD	1,540	$1,550,818
8.875%, 4/8/51(10)	USD	9,140	9,447,744

Total Pakistan			$10,998,562

Peru — 0.4%
Peru Government Bond:
6.15%, 8/12/32	PEN	46,228	$11,180,035
6.95%, 8/12/31	PEN	6,191	1,608,531

Total Peru			$12,788,566

Philippines — 1.3%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$39,066,958

Total Philippines			$39,066,958

Romania — 2.9%
Romania Government International Bond:
2.625%, 12/2/40(10)	EUR	2,979	$3,468,179
2.75%, 4/14/41(10)	EUR	5,665	6,617,225

Security	Principal Amount (000’s omitted)		Value
3.375%, 1/28/50(10)	EUR	27,476	$34,252,394
4.625%, 4/3/49(10)	EUR	27,659	40,982,841

Total Romania			$85,320,639

Serbia — 3.1%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,239,040	$13,823,115
5.875%, 2/8/28	RSD	6,358,970	77,592,452

Total Serbia			$91,415,567

South Africa — 2.6%
Republic of South Africa, 10.50%, 12/21/26	ZAR	995,881	$77,515,744

Total South Africa			$77,515,744

South Korea — 1.0%
Korea Treasury Bond, 1.50%, 12/10/30	KRW	35,000,000	$29,463,886

Total South Korea			$29,463,886

Suriname — 0.7%
Republic of Suriname:
9.25%, 10/26/26(10)	USD	32,263	$20,551,531
12.875%, 12/30/23(10)	USD	885	566,400

Total Suriname			$21,117,931

Thailand — 2.6%
Thailand Government Bond:
1.25%, 3/12/28(10)(21)	THB	2,469,100	$74,362,677
2.875%, 6/17/46	THB	112,400	3,719,796

Total Thailand			$78,082,473

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond:
5.625%, 2/17/24(10)	EUR	3,701	$3,768,181
6.75%, 10/31/23(10)	EUR	2,499	2,634,089

Total Tunisia			$6,402,270

Ukraine — 8.0%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(10)(22)	USD	16,642	$19,437,773
10.00%, 8/23/23	UAH	279,728	9,970,638
11.67%, 11/22/23	UAH	693,998	25,569,267
15.84%, 2/26/25	UAH	4,506,371	182,189,299

Total Ukraine			$237,166,977

United Arab Emirates — 0.6%
Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	19,846	$18,084,469

Total United Arab Emirates			$18,084,469

Uruguay — 0.9%
Uruguay Government International Bond, 8.25%, 5/21/31	UYU	1,181,863	$27,574,548

Total Uruguay			$27,574,548

Uzbekistan — 0.1%
Republic of Uzbekistan, 14.50%, 11/25/23(10)	UZS	23,580,000	$2,266,133

Total Uzbekistan			$2,266,133

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.1%
Republic of Zambia, 5.375%, 9/20/22(10)	USD	3,840	$2,473,632

Total Zambia			$2,473,632

Total Sovereign Government Bonds (identified cost $1,319,837,313)			$1,342,658,037

Sovereign Loans — 4.0%

Borrower	Principal Amount (000’s omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$3,137,645

Total Ivory Coast			$3,137,645

Kenya — 0.6%
Government of Kenya:
Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	13,932	$14,089,348
Term Loan, 6.911%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)		2,033	2,057,434

Total Kenya			$16,146,782

Macedonia — 0.1%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(23)	EUR	3,300	$3,932,987

Total Macedonia			$3,932,987

Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 6.119%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(23)	USD	17,180	$17,344,670

Total Nigeria			$17,344,670

Tanzania — 2.6%
Government of the United Republic of Tanzania:
Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	USD	16,897	$17,318,743
Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)		58,755	58,813,755

Total Tanzania			$76,132,498

Total Sovereign Loans (identified cost $115,463,891)			$116,694,582

Common Stocks — 2.1%

Security	Shares		Value
Brazil — 0.1%
Petroleo Brasileiro S.A. ADR		386,200	$4,120,754

Total Brazil			$4,120,754

Bulgaria — 0.3%
Eurohold Bulgaria AD(24)		5,313,401	$8,072,712

Total Bulgaria			$8,072,712

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(24)		4,401,002	$5,440,213

Total Cyprus			$5,440,213

Security	Shares	Value
Egypt — 0.1%
Taaleem Management Services Co. SAE(24)	9,039,600	$2,814,622

Total Egypt		$2,814,622

Georgia — 0.1%
Georgia Capital PLC(24)	516,599	$4,518,161

Total Georgia		$4,518,161

Iceland — 0.4%
Arion Banki HF(1)	2,456,353	$3,222,014
Eik Fasteignafelag HF	7,781,922	669,849
Eimskipafelag Islands HF	557,209	1,724,842
Hagar HF	2,249,259	1,104,097
Islandsbanki HF(24)	1,632,006	1,430,890
Reginn HF(24)	3,082,490	646,428
Reitir Fasteignafelag HF	2,159,331	1,230,361
Siminn HF	11,783,288	1,112,767

Total Iceland		$11,141,248

United Arab Emirates — 0.1%
Al Yah Satellite Communications Co-Pjsc-Yah Sat(24)	5,278,406	$4,009,298

Total United Arab Emirates		$4,009,298

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	246,610	$1,051,842
Binh Minh Plastics JSC	39,120	95,841
Coteccons Construction JSC(24)	133,000	365,397
FPT Corp.	578,801	2,536,084
Hoa Phat Group JSC	638,953	1,316,648
KIDO Group Corp.	24,450	66,422
Military Commercial Joint Stock Bank(24)	2,462,887	3,102,614
Mobile World Investment Corp.	360,833	2,760,078
Phu Nhuan Jewelry JSC	532,630	2,311,784
Refrigeration Electrical Engineering Corp.(24)	807,810	1,937,093
Viet Capital Securities JSC	399,000	865,028
Vietnam Dairy Products JSC	335,281	1,257,664
Vietnam Prosperity JSC Bank(24)	868,455	2,303,260
Vietnam Technological & Commercial Joint Stock Bank(24)	606,200	1,443,921
Vingroup JSC(24)	259,234	1,211,915

Total Vietnam		$22,625,591

Total Common Stocks (identified cost $52,237,382)		$62,742,599

Reinsurance Side Cars — 0.5%

Security	Principal Amount/Shares	Value
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(15)(25)	$3,500,000	$3,468,500
Mt. Logan Re Ltd., Series A-1(15)(24)(25)(26)	4,400	4,323,984
Sussex Capital, Ltd., Series 16, Preference Shares(15)(24)(25)(26)	5,500	5,533,361

Total Reinsurance Side Cars (identified cost $13,400,000)		$13,325,845

Warrants — 0.0%(17)

Security	Shares		Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(24)		201,760	$48,422

Total Warrants (identified cost $0)			$48,422

Short-Term Investments — 29.9%

Affiliated Fund — 15.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(27)		459,553,132	$459,553,132

Total Affiliated Fund (identified cost $459,553,132)			$459,553,132

Repurchase Agreements — 1.5%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/27/21 with an interest rate of 0.10% payable by the Portfolio, collateralized by $3,463,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $4,579,421(28)		$4,822	$4,822,221
Dated 7/27/21 with a maturity date of 8/2/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $26,000,947, collateralized by GBP 8,520,597 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $25,774,785		26,002	26,002,030
Nomura International PLC:
Dated 7/27/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $10,344,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $13,678,754(28)		14,331	14,331,354

Total Repurchase Agreements (identified cost $45,155,605)			$45,155,605

Sovereign Government Securities — 5.9%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.0%
Egypt Treasury Bill:
0.00%, 8/17/21	EGP	561,625	$35,702,823
0.00%, 8/31/21	EGP	31,400	1,987,567
0.00%, 9/28/21	EGP	92,950	5,825,919
0.00%, 10/5/21	EGP	309,450	19,293,759
0.00%, 10/12/21	EGP	570,700	35,525,065
0.00%, 12/28/21	EGP	287,650	17,425,818
0.00%, 1/25/22	EGP	48,725	2,925,330

Total Egypt			$118,686,281

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill:
0.00%, 12/9/21	GEL	4,367	$1,359,965
0.00%, 2/10/22	GEL	2,813	863,279
0.00%, 6/9/22	GEL	4,228	1,263,869

Total Georgia			$3,487,113

Uganda — 1.5%
Uganda Treasury Bill:
0.00%, 2/24/22	UGX	32,801,000	$8,804,642
0.00%, 3/10/22	UGX	26,067,200	6,966,141
0.00%, 3/24/22	UGX	5,022,600	1,341,219
0.00%, 4/7/22	UGX	7,437,500	1,973,464
0.00%, 4/21/22	UGX	1,487,500	393,037
0.00%, 5/5/22	UGX	8,330,000	2,192,412
0.00%, 5/19/22	UGX	2,305,600	602,618
0.00%, 6/3/22	UGX	22,454,400	5,868,996
0.00%, 6/16/22	UGX	28,620,100	7,458,886
0.00%, 6/23/22	UGX	6,727,400	1,746,042
0.00%, 7/7/22	UGX	24,047,800	6,193,849

Total Uganda			$43,541,306

Uruguay — 0.3%
Uruguay Monetary Regulation Bill:
0.00%, 12/3/21	UYU	358,185	$8,038,080
0.00%, 2/25/22	UYU	76,539	1,689,069

Total Uruguay			$9,727,149

Total Sovereign Government Securities (identified cost $174,593,206)			$175,441,849

U.S. Treasury Obligations — 6.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 8/26/21(29)		$26,060	$26,059,435
0.00%, 9/2/21(29)		150,000	149,994,834
0.00%, 9/9/21(29)		28,840	28,838,782

Total U.S. Treasury Obligations (identified cost $204,893,453)			$204,893,051

Total Short-Term Investments (identified cost $884,195,396)			$885,043,637

Total Purchased Options and Swaptions — 0.1% (identified cost $4,553,146)			$2,380,702

Security			Value
Total Investments — 92.8% (identified cost $2,726,485,902)			$2,742,536,732

Total Written Options — (0.0)%(17) (premiums received $361,381)			$(139,265)

Securities Sold Short — (1.9)%

Sovereign Government Bonds — (1.5)%

Security	Principal Amount (000’s omitted)		Value
Qatar — (0.6)%
Qatar Government International Bond, 4.817%, 3/14/49(10)	USD	(13,807)	$(18,005,074)

Total Qatar			$(18,005,074)

United Kingdom — (0.9)%
United Kingdom Gilt Bond, 0.25%, 3/22/52(10)(21)	GBP	(8,521)	$(25,764,175)

Total United Kingdom			$(25,764,175)

Total Sovereign Government Bonds (proceeds $40,889,482)			$(43,769,249)

Common Stocks — (0.4)%

Security	Shares		Value
United Kingdom — (0.3)%
Ashmore Group PLC		(1,867,300)	$(9,861,149)
Royal Dutch Shell PLC, Class A ADR		(36,500)	(1,482,630)

Total United Kingdom			$(11,343,779)

United States — (0.1)%
Chevron Corp.		(13,700)	$(1,394,797)
Exxon Mobil Corp.		(23,700)	(1,364,409)

Total United States			$(2,759,206)

Total Common Stocks (proceeds $16,525,750)			$(14,102,985)

Total Securities Sold Short (proceeds $57,415,232)			$(57,872,234)

Other Assets, Less Liabilities — 9.1%			$271,737,258

Net Assets — 100.0%			$2,956,262,491

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $44,903,380 or 1.5% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2021.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2021.

(7)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(8)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(9)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2021 of all interest only securities comprising the certificate.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $622,697,181 or 21.1% of the Portfolio’s net assets.

(11)	Step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2021.

(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)	Amount is less than 0.05% or (0.05)%, as applicable.

(18)	Security converts to variable rate after the indicated fixed-rate coupon period.
(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(20)	Fixed-rate loan.

(21)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(22)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(23)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(24)	Non-income producing security.

(25)

Security is subject to risk of loss depending on the occurence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(26)	Restricted security.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	161,720,000	12/15/21	$66,860
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	198,570,000	1/7/22	76,379
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	99,280,000	1/10/22	38,148
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	390,910,000	1/12/22	150,079
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	109,162,000	1/17/22	44,872
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	176,282,000	1/27/22	73,626
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	487,830,000	2/10/22	272,967
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	129,130,000	2/16/22	123,473
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	129,130,000	2/21/22	187,163
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	99,000,000	2/23/22	142,606
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	129,130,000	2/23/22	204,270

Total					$1,380,443

Purchased Call Options — 0.0%(17)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$686,527
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	313,732

Total						$1,000,259

Written Currency Options — (0.0)%(17)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put INR/Call USD	Barclays Bank PLC	USD	30,290,000	INR	80.25	2/9/22	$(128,490)
Put INR/Call USD	Standard Chartered Bank	USD	2,540,000	INR	80.25	2/9/22	(10,775)

Total							$(139,265)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	2,274,338	USD	46,768	8/4/21	$(1,265)
RUB	238,757,066	USD	3,231,880	8/4/21	32,019
RUB	250,028,230	USD	3,389,411	8/4/21	28,568
RUB	220,850,286	USD	2,990,558	8/4/21	28,548
USD	43,086,453	PHP	2,095,294,228	8/4/21	1,165,597
USD	3,132,737	RUB	228,243,254	8/4/21	12,566
USD	3,131,851	RUB	228,243,254	8/4/21	11,681
USD	3,467,976	RUB	253,149,074	8/4/21	7,333
RUB	208,812,635	USD	2,851,502	8/9/21	1,653
RUB	252,773,190	USD	3,459,613	8/9/21	(5,794)
RUB	241,783,051	USD	3,311,899	8/9/21	(8,246)
RUB	111,675,919	USD	1,534,239	8/9/21	(8,332)
RUB	164,852,081	USD	2,265,183	8/9/21	(12,692)
NZD	5,734,384	USD	4,012,673	8/11/21	(17,599)
NZD	7,398,326	USD	5,346,697	8/11/21	(192,375)
NZD	12,522,775	USD	8,995,735	8/11/21	(271,275)
USD	18,037,225	NZD	24,958,454	8/11/21	648,982
USD	4,012,673	NZD	5,734,384	8/11/21	17,599
AUD	62,727,815	USD	49,028,437	8/16/21	(2,992,692)
RUB	438,800,000	USD	6,025,246	8/16/21	(33,701)
PEN	10,939,528	USD	2,810,773	8/20/21	(117,375)
PEN	11,187,011	USD	2,881,394	8/20/21	(127,063)
USD	888,834	PEN	3,590,000	8/20/21	4,948
USD	356,436	PEN	1,440,000	8/20/21	1,896
GBP	1,300,000	USD	1,808,376	8/23/21	(1,292)
GBP	7,567,574	USD	10,721,799	8/23/21	(202,386)
GBP	18,889,529	USD	26,752,320	8/23/21	(494,662)
USD	2,090,600	GBP	1,515,000	8/23/21	(15,347)
AUD	40,400,000	USD	31,273,963	8/24/21	(1,623,454)
USD	13,243,310	AUD	17,800,000	8/24/21	179,472
NZD	16,138,090	USD	11,276,490	8/26/21	(33,890)
NZD	8,802,390	USD	6,304,560	8/26/21	(172,375)
NZD	40,600,000	USD	28,531,731	8/26/21	(247,741)
USD	31,595,602	NZD	44,113,592	8/26/21	863,867
USD	11,000,949	NZD	15,743,755	8/26/21	33,062
USD	275,542	NZD	394,335	8/26/21	828
NZD	3,954,568	USD	2,768,498	9/1/21	(13,608)
NZD	4,150,996	USD	3,025,512	9/1/21	(133,782)
USD	15,964,567	NZD	21,903,355	9/1/21	705,923
USD	6,791,799	NZD	9,318,336	9/1/21	300,320
NZD	6,879,940	USD	4,832,745	9/7/21	(40,088)
USD	7,726,840	NZD	11,000,000	9/7/21	64,094
USD	2,587,542	NZD	3,683,648	9/7/21	21,464
CLP	285,787,000	USD	397,418	9/8/21	(21,237)
RUB	202,000,000	USD	2,696,728	9/8/21	53,292
RUB	269,135,851	USD	3,672,460	9/8/21	(8,456)
PEN	2,560,000	USD	650,572	9/9/21	(20,295)
PEN	26,957,048	USD	6,986,225	9/9/21	(349,348)
COP	1,135,000,000	USD	294,115	9/10/21	(2,035)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	13,108,770,000	USD	3,626,627	9/10/21	$(253,221)
AUD	14,200,000	USD	11,006,562	9/13/21	(583,882)
BRL	4,212,565	USD	843,931	9/13/21	(39,529)
BRL	4,120,422	USD	827,112	9/13/21	(40,305)
EUR	23,709,260	USD	27,962,464	9/15/21	186,347
EUR	9,177,841	USD	10,838,663	9/15/21	57,726
EUR	4,790,701	USD	5,657,626	9/15/21	30,132
EUR	2,700,000	USD	3,188,592	9/15/21	16,982
EUR	1,517,566	USD	1,792,184	9/15/21	9,545
EUR	490,781	USD	598,403	9/15/21	(15,724)
RUB	269,135,851	USD	3,661,722	9/15/21	(3,925)
RUB	269,135,851	USD	3,666,956	9/15/21	(9,159)
RUB	322,682,447	USD	4,405,859	9/15/21	(20,316)
RUB	307,426,929	USD	4,213,394	9/15/21	(35,187)
RUB	654,973,071	USD	8,975,800	9/15/21	(74,130)
USD	109,779,964	EUR	90,036,146	9/15/21	2,884,579
USD	109,332,179	EUR	89,668,894	9/15/21	2,872,813
USD	74,981,913	EUR	61,496,490	9/15/21	1,970,225
USD	46,211,818	EUR	37,900,668	9/15/21	1,214,262
USD	44,430,975	EUR	36,440,108	9/15/21	1,167,468
USD	44,260,143	EUR	36,300,000	9/15/21	1,162,980
USD	32,251,746	EUR	26,451,301	9/15/21	847,447
USD	29,177,601	EUR	23,930,038	9/15/21	766,671
USD	19,583,037	EUR	16,061,047	9/15/21	514,564
USD	11,217,447	EUR	9,200,000	9/15/21	294,750
USD	7,431,587	EUR	6,095,023	9/15/21	195,272
USD	6,993,654	EUR	5,735,852	9/15/21	183,765
USD	6,095,461	EUR	4,999,199	9/15/21	160,164
USD	5,476,966	EUR	4,491,939	9/15/21	143,913
USD	4,881,619	EUR	4,003,664	9/15/21	128,269
USD	28,913,518	EUR	24,250,000	9/15/21	122,713
USD	4,389,436	EUR	3,600,000	9/15/21	115,337
USD	1,227,005	EUR	1,006,329	9/15/21	32,241
USD	1,426,825	EUR	1,208,191	9/15/21	(7,599)
USD	3,306,688	EUR	2,800,000	9/15/21	(17,611)
USD	4,800,310	EUR	4,064,752	9/15/21	(25,566)
RUB	236,637,050	USD	3,233,489	9/16/21	(18,158)
RUB	236,637,050	USD	3,234,081	9/16/21	(18,750)
CLP	448,200,000	USD	596,804	9/20/21	(7,013)
CLP	1,684,670,319	USD	2,336,672	9/20/21	(119,797)
CLP	2,115,642,681	USD	2,932,446	9/20/21	(148,451)
COP	8,809,230,000	USD	2,370,006	9/20/21	(104,217)
BRL	5,055,078	USD	1,010,951	9/22/21	(46,778)
AUD	49,225,560	USD	36,923,108	9/23/21	(790,203)
AUD	65,822,527	USD	49,372,161	9/23/21	(1,056,629)
NZD	12,274,760	USD	8,538,937	9/23/21	11,000
USD	83,973,988	AUD	111,953,375	9/23/21	1,797,154
USD	34,503,680	AUD	46,000,000	9/23/21	738,424
USD	17,170,033	NZD	24,682,000	9/23/21	(22,118)
RUB	462,470,000	USD	6,272,693	9/24/21	(973)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
RUB	437,730,000	USD	5,947,823	9/24/21	$(11,610)
RUB	437,730,000	USD	5,949,650	9/24/21	(13,437)
NZD	6,139,438	USD	4,331,189	9/28/21	(54,916)
USD	14,824,254	NZD	21,013,302	9/28/21	187,960
USD	425,476	NZD	603,110	9/28/21	5,395
BRL	4,493,403	USD	900,713	9/29/21	(44,435)
IDR	292,000,000,000	USD	19,968,543	9/30/21	124,935
RUB	202,054,919	USD	2,758,293	9/30/21	(22,119)
RUB	205,458,200	USD	2,804,871	9/30/21	(22,610)
RUB	205,458,200	USD	2,807,723	9/30/21	(25,462)
USD	42,857,043	IDR	626,698,540,127	9/30/21	(268,138)
USD	589,652	RUB	44,030,000	9/30/21	(6,590)
USD	661,570	RUB	49,370,000	9/30/21	(6,985)
BRL	4,212,565	USD	840,565	10/4/21	(38,316)
BRL	4,493,402	USD	897,030	10/4/21	(41,299)
RUB	145,886,208	USD	1,930,848	10/8/21	41,472
RUB	130,150,378	USD	1,721,892	10/8/21	37,687
PEN	7,173,461	USD	1,841,379	10/12/21	(74,943)
PEN	28,742,952	USD	7,226,932	10/12/21	(149,095)
BRL	4,212,565	USD	841,001	10/13/21	(39,822)
RUB	253,149,074	USD	3,412,370	11/8/21	(7,805)
RUB	228,243,254	USD	3,081,328	11/8/21	(11,718)
RUB	228,243,254	USD	3,082,196	11/8/21	(12,586)

					$10,726,372

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,323,560	HUF	1,190,309,377	Standard Chartered Bank	8/2/21	$6,451	$—
EUR	3,772,042	HUF	1,352,627,199	Standard Chartered Bank	8/2/21	1,709	—
HUF	1,271,468,308	EUR	3,484,625	BNP Paribas	8/2/21	70,862	—
HUF	1,271,468,268	EUR	3,484,708	BNP Paribas	8/2/21	70,764	—
CRC	711,700,000	USD	1,145,188	Citibank, N.A.	8/4/21	1,680	—
CRC	711,700,000	USD	1,159,196	Citibank, N.A.	8/4/21	—	(12,328)
USD	1,145,372	CRC	711,700,000	Citibank, N.A.	8/4/21	—	(1,495)
USD	1,145,188	CRC	711,700,000	Citibank, N.A.	8/4/21	—	(1,680)
PLN	38,602,618	EUR	8,439,225	BNP Paribas	8/5/21	8,788	—
PLN	77,434,683	EUR	16,946,023	BNP Paribas	8/5/21	—	(3,028)
PLN	38,373,699	EUR	8,391,425	HSBC Bank USA, N.A.	8/5/21	6,072	—
UYU	55,211,000	USD	1,266,888	HSBC Bank USA, N.A.	8/5/21	—	(3,110)
EUR	3,546,067	USD	4,183,429	Bank of America, N.A.	8/6/21	23,334	—
EUR	3,600,000	USD	4,252,722	Bank of America, N.A.	8/6/21	18,023	—
EUR	1,913,655	USD	2,261,982	Bank of America, N.A.	8/6/21	8,222	—
EUR	1,448,933	USD	1,712,967	Bank of America, N.A.	8/6/21	5,928	—
EUR	991,998	USD	1,173,695	Bank of America, N.A.	8/6/21	3,130	—
EUR	6,930,552	USD	8,222,211	Bank of America, N.A.	8/6/21	—	(373)
EUR	4,790,701	USD	5,673,867	Citibank, N.A.	8/6/21	9,428	—
EUR	4,007,201	USD	4,730,303	Deutsche Bank AG	8/6/21	23,512	—
EUR	2,060,582	USD	2,428,167	Deutsche Bank AG	8/6/21	16,338	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,457,974	USD	2,900,533	Goldman Sachs International	8/6/21	$15,407	$—
EUR	6,405,010	USD	7,556,862	Standard Chartered Bank	8/6/21	41,517	—
EUR	4,400,000	USD	5,185,598	Standard Chartered Bank	8/6/21	34,201	—
EUR	1,250,000	USD	1,473,181	Standard Chartered Bank	8/6/21	9,716	—
EUR	1,400,867	USD	1,654,403	Standard Chartered Bank	8/6/21	7,470	—
EUR	771,149	USD	910,956	Standard Chartered Bank	8/6/21	3,872	—
EUR	419,210	USD	493,644	Standard Chartered Bank	8/6/21	3,672	—
EUR	656,406	USD	775,199	Standard Chartered Bank	8/6/21	3,508	—
EUR	2,665,000	USD	3,162,037	Standard Chartered Bank	8/6/21	—	(500)
EUR	4,118,624	USD	4,889,817	Standard Chartered Bank	8/6/21	—	(3,819)
EUR	6,024,078	USD	7,109,496	UBS AG	8/6/21	36,976	—
EUR	2,120,551	USD	2,494,871	UBS AG	8/6/21	20,777	—
EUR	708,171	USD	833,213	UBS AG	8/6/21	6,904	—
EUR	657,717	USD	774,962	UBS AG	8/6/21	5,300	—
MXN	75,500,000	USD	3,631,073	Bank of America, N.A.	8/6/21	160,187	—
MXN	75,500,000	USD	3,635,339	Bank of America, N.A.	8/6/21	155,921	—
USD	12,450,090	EUR	10,523,634	Goldman Sachs International	8/6/21	—	(34,286)
USD	3,189,472	EUR	2,700,000	Standard Chartered Bank	8/6/21	—	(13,587)
USD	8,032,743	EUR	6,800,000	Standard Chartered Bank	8/6/21	—	(34,219)
USD	5,646,057	EUR	4,790,701	Standard Chartered Bank	8/6/21	—	(37,238)
USD	3,132,369	EUR	2,645,013	UBS AG	8/6/21	—	(5,457)
USD	1,472,826	EUR	1,250,000	UBS AG	8/6/21	—	(10,071)
USD	8,088,487	EUR	6,850,000	UBS AG	8/6/21	—	(37,792)
USD	7,387,687	MXN	151,000,000	Deutsche Bank AG	8/6/21	—	(194,834)
USD	17,960,878	THB	578,865,780	Standard Chartered Bank	8/6/21	349,120	—
CRC	562,800,000	USD	916,359	Citibank, N.A.	8/9/21	—	(9,507)
USD	910,989	CRC	562,800,000	Citibank, N.A.	8/9/21	4,138	—
USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(730,580)
USD	11,474,254	CNH	74,794,776	Goldman Sachs International	8/10/21	—	(89,099)
USD	1,279,095	UZS	13,647,940,000	ICBC Standard Bank plc	8/11/21	—	(1)
UZS	13,647,940,000	USD	1,266,513	ICBC Standard Bank plc	8/11/21	12,583	—
USD	3,395,205	UAH	93,470,000	Citibank, N.A.	8/12/21	—	(80,006)
USD	19,755,243	UAH	544,010,000	Citibank, N.A.	8/12/21	—	(471,028)
THB	303,522,071	USD	9,296,804	Standard Chartered Bank	8/16/21	—	(62,825)
USD	77,573,980	THB	2,532,635,312	Standard Chartered Bank	8/16/21	524,218	—
USD	4,753,683	UAH	134,553,000	Bank of America, N.A.	8/16/21	—	(244,269)
USD	11,879,902	ZAR	168,149,155	Citibank, N.A.	8/16/21	421,299	—
USD	4,195,088	ZAR	59,521,825	Citibank, N.A.	8/16/21	138,945	—
USD	3,730,568	ZAR	52,802,783	Citibank, N.A.	8/16/21	132,298	—
USD	1,317,356	ZAR	18,691,251	Citibank, N.A.	8/16/21	43,632	—
ZAR	43,157,621	USD	2,984,104	Standard Chartered Bank	8/16/21	—	(43,108)
HUF	465,000,000	EUR	1,311,623	Bank of America, N.A.	8/18/21	—	(19,122)
HUF	758,608,767	EUR	2,127,565	Citibank, N.A.	8/18/21	—	(16,673)
HUF	465,000,000	EUR	1,311,694	Citibank, N.A.	8/18/21	—	(19,207)
HUF	1,149,698,064	EUR	3,223,139	Citibank, N.A.	8/18/21	—	(23,774)
HUF	420,000,000	EUR	1,191,863	Citibank, N.A.	8/18/21	—	(25,781)
HUF	1,295,501,374	EUR	3,631,998	Citibank, N.A.	8/18/21	—	(26,913)
HUF	1,323,191,795	EUR	3,709,342	Goldman Sachs International	8/18/21	—	(27,148)
HUF	2,150,000,000	EUR	6,043,400	Standard Chartered Bank	8/18/21	—	(63,384)
USD	8,322,753	ZAR	119,043,650	Citibank, N.A.	8/23/21	217,729	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,309,328	ZAR	119,281,238	Citibank, N.A.	8/23/21	$188,129	$—
USD	3,985,298	ZAR	56,928,335	Citibank, N.A.	8/23/21	109,363	—
USD	2,613,540	ZAR	37,382,501	Citibank, N.A.	8/23/21	68,372	—
USD	2,609,324	ZAR	37,457,109	Citibank, N.A.	8/23/21	59,077	—
USD	1,251,477	ZAR	17,876,834	Citibank, N.A.	8/23/21	34,343	—
HUF	2,074,127,915	EUR	5,879,801	Goldman Sachs International	8/24/21	—	(121,645)
HUF	2,074,127,916	EUR	5,881,403	Goldman Sachs International	8/24/21	—	(123,546)
HUF	2,486,611,630	EUR	7,051,053	Goldman Sachs International	8/24/21	—	(148,128)
USD	16,601,115	IDR	241,297,208,210	Standard Chartered Bank	8/24/21	—	(78,973)
USD	11,846,144	ZAR	170,199,039	BNP Paribas	8/24/21	259,715	—
USD	1,350,326	ZAR	19,400,759	BNP Paribas	8/24/21	29,605	—
SEK	86,630,000	USD	10,411,693	Standard Chartered Bank	8/25/21	—	(346,506)
SEK	156,524,958	USD	18,950,655	Standard Chartered Bank	8/25/21	—	(764,656)
USD	27,908,066	SEK	243,154,958	Standard Chartered Bank	8/25/21	—	(343,120)
USD	6,047,863	UAH	171,215,000	Bank of America, N.A.	8/25/21	—	(298,413)
USD	3,811,490	UAH	106,150,000	Goldman Sachs International	8/25/21	—	(123,079)
HUF	390,000,000	EUR	1,077,584	Standard Chartered Bank	8/30/21	10,065	—
HUF	1,814,860,000	EUR	5,163,965	Standard Chartered Bank	8/30/21	—	(130,528)
USD	9,016,577	UAH	250,210,000	Citibank, N.A.	9/7/21	—	(229,163)
PLN	25,361,096	EUR	5,663,733	Citibank, N.A.	9/8/21	—	(139,480)
PLN	28,195,904	EUR	6,298,640	Citibank, N.A.	9/8/21	—	(157,240)
USD	926,119	ZAR	13,161,470	Citibank, N.A.	9/8/21	31,858	—
USD	1,620,401	ZAR	23,044,766	Standard Chartered Bank	9/8/21	54,614	—
ZAR	57,824,557	USD	4,065,955	Standard Chartered Bank	9/8/21	—	(137,040)
GEL	1,138,735	USD	352,506	ICBC Standard Bank plc	9/9/21	10,374	—
EUR	1,105,834	PLN	5,000,000	JPMorgan Chase Bank, N.A.	9/10/21	14,742	—
PLN	6,400,000	EUR	1,405,520	Citibank, N.A.	9/10/21	—	(7,062)
PLN	5,000,000	EUR	1,103,329	Citibank, N.A.	9/10/21	—	(11,769)
PLN	7,900,000	EUR	1,738,997	Citibank, N.A.	9/10/21	—	(13,534)
PLN	17,795,159	EUR	3,975,900	Citibank, N.A.	9/10/21	—	(100,194)
PLN	19,453,531	EUR	4,348,058	Citibank, N.A.	9/10/21	—	(111,472)
PLN	12,319,726	EUR	2,754,866	Goldman Sachs International	9/10/21	—	(72,118)
PLN	13,688,584	EUR	3,062,340	Goldman Sachs International	9/10/21	—	(81,768)
PLN	4,000,000	EUR	869,968	Standard Chartered Bank	9/10/21	5,656	—
USD	9,256,616	THB	289,394,221	Standard Chartered Bank	9/10/21	453,590	—
UYU	81,472,122	USD	1,846,980	HSBC Bank USA, N.A.	9/10/21	8,543	—
ZAR	83,000,000	USD	5,966,805	Citibank, N.A.	9/13/21	—	(330,929)
ZAR	4,400,000	USD	300,480	HSBC Bank USA, N.A.	9/13/21	—	(1,711)
CAD	4,066,628	USD	3,348,960	Bank of America, N.A.	9/15/21	—	(89,463)
USD	3,775,153	UAH	104,685,000	BNP Paribas	9/15/21	—	(85,685)
USD	1,135,500	ZAR	15,793,764	Standard Chartered Bank	9/15/21	63,344	—
USD	795,636	THB	24,797,576	Standard Chartered Bank	9/16/21	41,341	—
USD	2,848,375	UAH	78,900,000	HSBC Bank USA, N.A.	9/16/21	—	(60,795)
USD	3,770,474	UAH	104,970,000	BNP Paribas	9/17/21	—	(99,006)
USD	4,230,603	UAH	117,780,000	BNP Paribas	9/17/21	—	(111,088)
USD	10,870,407	UAH	304,154,000	Bank of America, N.A.	9/20/21	—	(333,423)
USD	1,690,679	UAH	47,525,000	Citibank, N.A.	9/22/21	—	(59,109)
USD	2,275,481	UAH	63,850,000	Bank of America, N.A.	9/23/21	—	(74,800)
USD	5,143,174	UAH	143,546,000	BNP Paribas	9/23/21	—	(140,669)
USD	14,924,814	ZAR	215,259,284	BNP Paribas	9/23/21	326,869	—
USD	1,701,259	ZAR	24,537,115	BNP Paribas	9/23/21	37,259	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,156,549	ZAR	204,238,847	HSBC Bank USA, N.A.	9/23/21	$305,962	$—
USD	1,613,686	ZAR	23,280,911	HSBC Bank USA, N.A.	9/23/21	34,876	—
EGP	15,450,000	USD	961,509	Citibank, N.A.	9/28/21	9,271	—
EGP	13,990,000	USD	872,195	Citibank, N.A.	9/28/21	6,848	—
EGP	18,540,000	USD	1,155,860	HSBC Bank USA, N.A.	9/28/21	9,075	—
EUR	1,702,072	HUF	600,000,000	Bank of America, N.A.	9/30/21	39,611	—
HUF	886,000,000	EUR	2,490,687	Deutsche Bank AG	9/30/21	—	(31,526)
HUF	3,111,191,874	EUR	8,831,237	Goldman Sachs International	9/30/21	—	(211,868)
HUF	2,903,780,000	EUR	8,266,820	Standard Chartered Bank	9/30/21	—	(226,638)
USD	4,473,209	UAH	124,892,000	BNP Paribas	9/30/21	—	(116,248)
USD	18,887,275	ZAR	272,318,462	BNP Paribas	9/30/21	436,274	—
USD	2,152,935	ZAR	31,041,215	BNP Paribas	9/30/21	49,730	—
USD	3,818,994	ZAR	57,450,000	Bank of America, N.A.	10/1/21	—	(73,048)
USD	3,882,471	ZAR	56,386,864	Goldman Sachs International	10/1/21	62,452	—
USD	5,016,814	ZAR	72,840,502	Citibank, N.A.	10/4/21	84,000	—
USD	6,903,796	ZAR	103,342,827	Standard Chartered Bank	10/4/21	—	(94,659)
USD	8,446,357	ZAR	126,457,173	Standard Chartered Bank	10/4/21	—	(117,419)
USD	8,197,376	ZAR	118,910,261	Bank of America, N.A.	10/7/21	147,743	—
USD	5,699,417	ZAR	82,675,135	Bank of America, N.A.	10/7/21	102,722	—
USD	5,787,775	ZAR	84,079,870	Bank of America, N.A.	10/7/21	95,986	—
USD	4,024,085	ZAR	58,458,492	Bank of America, N.A.	10/7/21	66,737	—
USD	5,787,715	ZAR	84,079,869	Standard Chartered Bank	10/7/21	95,926	—
USD	4,024,044	ZAR	58,458,493	Standard Chartered Bank	10/7/21	66,695	—
USD	17,959,665	THB	578,839,999	Standard Chartered Bank	10/8/21	353,971	—
KES	400,890,000	USD	3,386,753	Standard Chartered Bank	10/12/21	250,493	—
KES	267,260,000	USD	2,257,836	Standard Chartered Bank	10/12/21	166,995	—
UYU	32,602,760	USD	729,776	HSBC Bank USA, N.A.	10/13/21	9,264	—
USD	9,276,982	THB	303,522,071	Standard Chartered Bank	10/18/21	45,564	—
USD	347,382	THB	11,365,556	Standard Chartered Bank	10/18/21	1,706	—
USD	18,734,986	CNH	122,000,000	Bank of America, N.A.	10/20/21	—	(16,877)
USD	25,184,964	CNH	164,000,000	Bank of America, N.A.	10/20/21	—	(22,460)
GEL	4,403,600	USD	1,271,247	Goldman Sachs International	10/21/21	117,738	—
HUF	330,654,192	EUR	916,155	Citibank, N.A.	10/25/21	2,842	—
HUF	330,654,192	EUR	915,510	Goldman Sachs International	10/25/21	3,609	—
HUF	330,654,192	EUR	919,962	Goldman Sachs International	10/25/21	—	(1,681)
HUF	330,654,192	EUR	920,286	Goldman Sachs International	10/25/21	—	(2,066)
HUF	330,654,191	EUR	920,587	Goldman Sachs International	10/25/21	—	(2,424)
HUF	312,792,465	EUR	872,426	Standard Chartered Bank	10/25/21	—	(4,156)
USD	174,390	EGP	2,860,000	Goldman Sachs International	10/28/21	—	(3,944)
HUF	1,814,860,000	EUR	5,009,936	Standard Chartered Bank	10/29/21	36,525	—
HUF	1,352,627,199	EUR	3,758,999	Standard Chartered Bank	10/29/21	—	(2,556)
HUF	1,190,309,377	EUR	3,311,941	Standard Chartered Bank	10/29/21	—	(7,038)
EGP	92,990,000	USD	5,673,581	Goldman Sachs International	11/8/21	106,950	—
UZS	14,029,161,000	USD	1,266,513	ICBC Standard Bank plc	11/12/21	14,142	—
EGP	52,200,000	USD	3,174,217	Citibank, N.A.	12/1/21	48,153	—
EGP	52,090,000	USD	3,163,488	Goldman Sachs International	12/2/21	51,121	—
UYU	33,244,103	USD	732,992	HSBC Bank USA, N.A.	1/11/22	7,597	—
UYU	145,591,000	USD	3,248,349	Citibank, N.A.	1/24/22	—	(13,579)
USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	—	(3,777)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	344,850,000	USD	2,919,983	Standard Chartered Bank	2/8/22	$140,683	$—
UYU	75,026,000	USD	1,659,353	HSBC Bank USA, N.A.	2/9/22	2,269	—
USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(281,609)
KES	377,940,000	USD	3,238,560	ICBC Standard Bank plc	2/23/22	106,025	—
KES	189,130,000	USD	1,619,264	ICBC Standard Bank plc	2/23/22	54,445	—
KES	342,450,000	USD	2,919,437	Standard Chartered Bank	3/2/22	106,967	—
KES	341,700,000	USD	2,919,265	Standard Chartered Bank	3/4/22	99,340	—
KES	345,950,000	USD	2,963,677	Standard Chartered Bank	3/8/22	90,107	—
USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(43,056)
USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(182,391)
USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(429,752)
USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(25,308)
USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(54,620)
USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(99,529)
USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(116,919)
USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	—	(138,543)
USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(204,843)
USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(219,580)
KES	168,900,000	USD	1,444,825	Standard Chartered Bank	4/1/22	39,201	—
KES	125,900,000	USD	1,112,387	Standard Chartered Bank	5/11/22	—	(15,138)
KES	138,014,000	USD	1,213,310	ICBC Standard Bank plc	5/18/22	—	(12,568)
KES	246,500,000	USD	2,160,386	Standard Chartered Bank	5/20/22	—	(16,860)
KES	250,659,000	USD	2,190,118	Standard Chartered Bank	6/6/22	—	(19,553)
KES	124,110,000	USD	1,085,827	Goldman Sachs International	6/8/22	—	(11,633)
KES	250,440,000	USD	2,190,118	Standard Chartered Bank	6/8/22	—	(22,517)
USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(32,826)
USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(127,695)
USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(217,113)
USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(287,675)
USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	18,749	—
USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(103,741)
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(78,474)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(5,399)
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(79,387)
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(58,399)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(42,245)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(68,580)

						$7,918,854	$(11,220,271)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/21	COP	24,014,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$6,192,445	$(65,919)
8/12/21	COP	28,919,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,457,349	(101,174)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/12/21	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$8,945,694	$(111,267)
8/13/21	COP	10,886,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	2,807,117	(12,219)
8/16/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,757,897	29,622
8/16/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,787,519	(20,097)
8/16/21	COP	10,933,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,819,314	(14,883)
8/17/21	COP	38,509,890	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	9,930,348	(78,033)
8/20/21	COP	5,821,130	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,501,065	(4,032)
8/23/21	COP	15,015,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,871,841	(31,308)
8/25/21	COP	19,540,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,038,780	77,668
8/26/21	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,184,786	(6,306)
8/27/21	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,163,376	40,928
8/30/21	COP	42,350,900	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	10,920,810	101,411
8/31/21	COP	50,821,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	13,104,977	138,415
9/3/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,787,519	86,527
9/3/21	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,736,643	87,637
9/14/21	COP	25,329,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,531,485	41,958
9/15/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,787,519	160,518
9/17/21	COP	18,588,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,793,399	40,744
9/22/21	COP	30,980,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,988,654	62,112
9/24/21	COP	26,644,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,870,603	57,796
9/27/21	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,989,067	47,032
9/29/21	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,989,067	32,068
9/30/21	COP	15,490,780	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,994,528	29,535
10/5/21	COP	85,633,020	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	22,081,748	124,740

						$713,473

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	102	Long	8/31/21	$7,691,820	$143,135
Equity Futures
E-mini S&P 500 Index	44	Long	9/17/21	9,656,900	388,740
SPI 200 Index	86	Long	9/16/21	11,543,238	34,926
SGX CNX Nifty Index	(259)	Short	8/26/21	(8,190,406)	48,424
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	20	Long	9/21/21	3,990,625	472
Euro-Bund	(403)	Short	9/8/21	(84,410,796)	(2,399,854)
Euro-Buxl	(225)	Short	9/8/21	(57,395,494)	(4,008,930)
U.S. 2-Year Treasury Note	(151)	Short	9/30/21	(33,319,094)	6,555
U.S. 5-Year Treasury Note	(809)	Short	9/30/21	(100,676,258)	(505,180)
U.S. 10-Year Treasury Note	(741)	Short	9/21/21	(99,629,766)	(1,562,064)
U.S. Long Treasury Bond	(58)	Short	9/21/21	(9,553,687)	(485,727)
U.S. Ultra-Long Treasury Bond	(87)	Short	9/21/21	(17,359,219)	(848,990)

					$(9,188,493)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	$(883,948)
USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(883,948)
USD	20,750	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(917,291)
USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(920,507)
USD	11,630	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(506,318)
USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	945,281
USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	942,376
USD	20,750	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	990,911

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	$990,808
USD	11,630	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	550,393

							$307,757

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	164,060	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(379,730)	$—	$(379,730)
BRL	243,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	245,291	—	245,291
BRL	818,909	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(1,417,660)	—	(1,417,660)
BRL	1,189,580	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(2,102,267)	—	(2,102,267)
BRL	1,928,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	1,839,109	—	1,839,109
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	358,511	—	358,511
COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	61,729	—	61,729
COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	517,253	—	517,253
COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	74,137	—	74,137
COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	70,504	—	70,504

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	$(377,655)	$—	$(377,655)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(554,075)	—	(554,075)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(689,083)	—	(689,083)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(309,443)	—	(309,443)
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	12,523	—	12,523
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	18,329	—	18,329
COP	3,307,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	(2,861)	—	(2,861)
COP	5,821,130	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.62% (pays quarterly)	11/26/25	2,196	—	2,196
COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	40,522	(107)	40,415
COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	7,572	—	7,572
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	71,243	—	71,243
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	60,836	—	60,836
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	50,347	—	50,347
COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	43,716	—	43,716
COP	11,377,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	14,860	—	14,860
COP	11,906,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.50% (pays quarterly)	11/26/25	19,924	—	19,924
COP	12,561,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	71,696	—	71,696

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	$56,520	$—	$56,520
COP	13,905,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	(19,536)	—	(19,536)
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	104,059	—	104,059
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	92,851	—	92,851
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	72,037	—	72,037
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	59,228	—	59,228
COP	15,492,290	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	(4,111)	—	(4,111)
COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	84,483	—	84,483
COP	16,300,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	90,655	—	90,655
COP	18,590,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.92% (pays quarterly)	11/26/25	(33,057)	—	(33,057)
COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	(26,248)	—	(26,248)
COP	29,435,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	(41,889)	—	(41,889)
COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	(2,241)	—	(2,241)
COP	30,984,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	16,088	—	16,088
COP	33,326,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	110,187	—	110,187
COP	37,059,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	196,103	—	196,103

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	85,641,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.76% (pays quarterly)	11/26/25	$24,610	$—	$24,610
COP	38,665,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	188,595	—	188,595
COP	78,091,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	382,658	—	382,658
COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	93,845	—	93,845
COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	80,263	—	80,263
COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	30,821	—	30,821
COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	44,202	—	44,202
COP	7,706,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	48,828	—	48,828
EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(151,048)	53,738	(97,310)
EUR	5,000	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/4/23	(3,699)	(22)	(3,721)
EUR	1,600	Receives	6-month EURIBOR (pays semi-annually)	(0.48)% (pays annually)	5/6/23	(592)	12	(580)
EUR	1,600	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/14/23	(1,079)	—	(1,079)
EUR	1,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	5/25/23	(1,257)	6	(1,251)
EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(113,428)	34,398	(79,030)
EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(197,119)	21,732	(175,387)
EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(92,033)	(7)	(92,040)
EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(15,392)	2	(15,390)
EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(72,588)	—	(72,588)
EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(21,552)	4	(21,548)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	3,949	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	$188,031	$(6)	$188,025
MXN	917,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.96% (pays monthly)	6/24/25	175,590	—	175,590
MXN	917,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.91% (pays monthly)	6/25/25	137,055	—	137,055
MXN	723,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.60% (pays monthly)	7/8/26	365,318	—	365,318
USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(24,821)	—	(24,821)
USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(12,780)	—	(12,780)
USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(93,975)	—	(93,975)
USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(140,690)	—	(140,690)
USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(174,126)	—	(174,126)
USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(25,257)	—	(25,257)
USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(74,146)	—	(74,146)
USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(169,069)	—	(169,069)
USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(28,818)	—	(28,818)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(38,636)	—	(38,636)
USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(9,099)	—	(9,099)
USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	104,683	—	104,683
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	6,003	—	6,003

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	$13,912	$—	$13,912
USD	7,257	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	63,445	—	63,445
USD	37,400	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	6/30/25	(188,350)	—	(188,350)
USD	18,654	Receives	3-month USD-LIBOR (pays quarterly)	1.28% (pays semi-annually)	7/3/25	(104,739)	—	(104,739)
USD	18,746	Receives	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	7/3/25	(98,763)	—	(98,763)
USD	2,580	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	31,783	—	31,783
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	9,027	—	9,027
USD	15,783	Receives	3-month USD-LIBOR (pays quarterly)	0.89% (pays semi-annually)	7/15/26	(91,274)	—	(91,274)
USD	16,217	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	7/15/26	(119,482)	—	(119,482)
USD	33,064	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(1,657,616)	—	(1,657,616)
USD	32,860	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	45,485	—	45,485
USD	14,560	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	511,655	—	511,655
USD	0(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(27)	11	(16)
USD	0(1)	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	36	(26)	10
USD	1,226	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(24,642)	—	(24,642)
USD	3,590	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(24,832)	—	(24,832)
USD	2,390	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(43,833)	—	(43,833)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	$(33,922)	$—	$(33,922)
USD	1,085	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(86,772)	—	(86,772)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(69,961)	—	(69,961)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(4,998)	—	(4,998)
USD	450	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(22,545)	—	(22,545)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(4,779)	—	(4,779)
USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(174,580)	—	(174,580)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(54,658)	—	(54,658)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(53,902)	—	(53,902)
USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(64,522)	—	(64,522)
USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(32,626)	—	(32,626)
USD	50,000	Pays	3-month USD-LIBOR (pays quarterly)	2.14% (pays semi-annually)	3/29/51	6,365,113	—	6,365,113
USD	50,000	Receives	3-month USD-LIBOR (pays quarterly)	2.10% (pays semi-annually)	3/29/51	(5,939,861)	—	(5,939,861)

Total						$(2,944,277)	$109,735	$(2,834,542)

(1)	Notional amount is less than USD 500.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Peru	$29,488	1.00% (pays quarterly)(1)	6/20/26	1.03%	$(2,616)	$(152,908)	$(155,524)
Turkey	7,810	1.00% (pays quarterly)(1)	12/20/21	2.18	(27,528)	118,740	91,212

Total	$37,298				$(30,144)	$(34,168)	$(64,312)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$89,753	1.00% (pays quarterly)(1)	6/20/26	$(2,199,500)	$2,363,756	$164,256
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	86	(47,675)	(47,589)
Mexico	6,730	1.00% (pays quarterly)(1)	6/20/26	(22,863)	(9,498)	(32,361)
Philippines	21,600	1.00% (pays quarterly)(1)	6/20/26	(529,792)	557,929	28,137
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(1,564,818)	1,759	(1,563,059)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(251,858)	54,612	(197,246)
Qatar	8,250	1.00% (pays quarterly)(1)	6/20/26	(234,824)	193,672	(41,152)
Russia	175,614	1.00% (pays quarterly)(1)	6/20/26	(1,250,053)	(373,213)	(1,623,266)
Saudi Arabia	24,167	1.00% (pays quarterly)(1)	6/20/26	(528,922)	345,764	(183,158)
Saudi Arabia	32,020	1.00% (pays quarterly)(1)	6/20/31	(45,198)	(70,924)	(116,122)
South Africa	44,048	1.00% (pays quarterly)(1)	6/20/26	2,061,556	(2,526,575)	(465,019)
South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	2,619,969	(3,047,922)	(427,953)
Turkey	73,206	1.00% (pays quarterly)(1)	6/20/26	8,919,513	(4,533,284)	4,386,229

Total				$6,973,296	$(7,091,599)	$(118,303)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$900	1.00% (pays quarterly)(1)	6/20/26	1.13%	$(4,408)	$4,205	$(203)
Vietnam	Barclays Bank PLC	3,300	1.00% (pays quarterly)(1)	6/20/26	1.13	(16,256)	15,703	(553)
Vietnam	Barclays Bank PLC	4,400	1.00% (pays quarterly)(1)	6/20/26	1.13	(21,552)	18,525	(3,027)
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	6/20/24	0.71	86,883	(78,478)	8,405
Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	6/20/26	1.13	(15,271)	14,751	(520)
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	6/20/26	1.13	(7,347)	3,494	(3,853)

Total		$22,300				$22,049	$(21,800)	$249

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$3,357	1.00% (pays quarterly)(1)	12/20/24	$(38,642)	$(37,790)	$(76,432)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(58,093)	(56,988)	(115,081)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	(19,418)	(184,249)	(203,667)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	101,796	(249,051)	(147,255)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(75,175)	(3,016)	(78,191)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(75,540)	830	(74,710)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(235,177)	10,346	(224,831)
Saudi Arabia	Barclays Bank PLC	23,544	1.00% (pays quarterly)(1)	6/20/31	(32,580)	(428,837)	(461,417)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,680,048	(1,698,005)	(17,957)
South Africa	Goldman Sachs International	33,000	1.00% (pays quarterly)(1)	6/20/31	4,899,838	(5,277,721)	(377,883)
South Africa	Goldman Sachs International	127,810	1.00% (pays quarterly)(1)	6/20/31	18,977,222	(20,168,460)	(1,191,238)

Total					$25,124,279	$(28,092,941)	$(2,968,662)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $59,598,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD 41,200	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	9/16/21	$(80,727)
Citibank, N.A.	USD 35,300	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	9/16/21	(73,748)

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD 32,400	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	9/16/21	$(72,382)
Citibank, N.A.	USD 88,400	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	9/22/21	174,173
JPMorgan Chase Bank, N.A.	CNY 73,288	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 8.50% on $11,329,831 (pays quarterly)	10/18/21	(226,584)

					$(279,268)

Abbreviations:

ADR	-	American Depositary Receipt

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

THB	-	Thai Baht

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2021 were $59,364,700 or 2.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives, including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps, to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At July 31, 2021, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,323,984
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	5,533,361

Total Restricted Securities			$9,900,000	$9,857,345

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $459,553,132, which represents 15.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$490,405,962	$1,638,196,582	$(1,669,049,187)	$10,700	$(10,925)	$459,553,132	$369,688	459,553,132

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$20,798,054	$—	$20,798,054
Collateralized Mortgage Obligations	—	12,340,416	—	12,340,416
U.S. Government Agency Mortgage-Backed Securities	—	63,105,243	—	63,105,243
U.S. Government Guaranteed Small Business Administration Loans	—	21,116,545	—	21,116,545
Convertible Bonds	—	3,361,042	—	3,361,042
Foreign Corporate Bonds	—	146,052,071	0	146,052,071
Loan Participation Notes	—	—	52,266,292	52,266,292
Senior Floating-Rate Loans	—	—	603,245	603,245
Sovereign Government Bonds	—	1,342,658,037	—	1,342,658,037
Sovereign Loans	—	116,694,582	—	116,694,582
Common Stocks	12,375,564	50,367,035 *	—	62,742,599
Reinsurance Side Cars	—	—	13,325,845	13,325,845
Warrants	48,422	—	—	48,422
Short-Term Investments —
Affiliated Fund	—	459,553,132	—	459,553,132
Repurchase Agreements	—	45,155,605	—	45,155,605
Sovereign Government Securities	—	175,441,849	—	175,441,849
U.S. Treasury Obligations	—	204,893,051	—	204,893,051
Purchased Interest Rate Swaptions	—	1,380,443	—	1,380,443
Purchased Call Options	—	1,000,259	—	1,000,259
Total Investments	$12,423,986	$2,663,917,364	$66,195,382	$2,742,536,732
Forward Foreign Currency Exchange Contracts	$—	$30,124,758	$—	$30,124,758
Non-deliverable Bond Forward Contracts	—	1,158,711	—	1,158,711
Futures Contracts	538,902	83,350	—	622,252
Swap Contracts	—	57,314,320	—	57,314,320
Total	$12,962,888	$2,752,598,503	$66,195,382	$2,831,756,773

Liability Description
Securities Sold Short	$(4,241,836)	$(53,630,398)	$—	$(57,872,234)
Written Currency Options	—	(139,265)	—	(139,265)
Forward Foreign Currency Exchange Contracts	—	(22,699,803)	—	(22,699,803)
Non-deliverable Bond Forward Contracts	—	(445,238)	—	(445,238)
Futures Contracts	(9,810,745)	—	—	(9,810,745)
Swap Contracts	—	(28,140,628)	—	(28,140,628)
Total	$(14,052,581)	$(105,055,332)	$—	$(119,107,913)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Senior Floating-Rate Loans	Investments in Reinsurance Side Cars*	Total
Balance as of October 31, 2020	$0	$36,524,211	$967,250	$—	$37,491,461
Realized gains (losses)	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(2,305,449)	—	(74,155)	(2,379,604)
Cost of purchases	—	18,013,705	—	13,400,000	31,413,705
Proceeds from sales, including return of capital	—	—	—	—	—
Accrued discount (premium)	—	33,825	(364,005)	—	(330,180)
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of July 31, 2021	$0	$52,266,292	$603,245	$13,325,845	$66,195,382

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2021	$—	$(2,305,449)	$—	$(74,155)	$(2,379,604)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2021:

Type of Investment	Fair Value as of July 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	603,245	Estimated Recovery Value	Estimated Recovery Value Percentage	33.05%	Increase
Loan Participation Notes	52,266,292	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.86%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.